Segment Information (Information about Operating Results and Assets for Each Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net sales:
Net sales	¥ 3,401,487	¥ 3,800,271	¥ 3,727,252
Operating cost and expenses	3,172,621	3,445,061	3,363,763
Operating profit	228,866	355,210	363,489
Total assets	5,138,529	4,427,773	4,460,618
Depreciation and amortization	250,096	273,327	263,480
Capital expenditures	208,379	243,130	224,760
Office Business Unit
Net sales:
Net sales	1,804,862	2,108,246	2,075,788
Operating cost and expenses	1,638,333	1,820,230	1,786,675
Operating profit	169,486	290,586	292,057
Total assets	961,749	1,020,758	1,025,499
Depreciation and amortization	78,319	86,206	87,058
Capital expenditures	72,189	73,819	69,704
Imaging System Business Unit
Net sales:
Net sales	1,094,291	1,262,667	1,342,501
Operating cost and expenses	950,876	1,080,396	1,148,593
Operating profit	144,413	183,439	194,601
Total assets	391,661	452,283	517,524
Depreciation and amortization	47,386	52,070	53,912
Capital expenditures	25,564	38,337	31,124
Industry and Others Business Unit
Net sales:
Net sales	502,334	429,358	308,963
Operating cost and expenses	577,212	537,730	420,566
Operating profit	7,448	(13,079)	(21,801)
Total assets	545,210	332,252	342,695
Depreciation and amortization	41,053	45,064	37,544
Capital expenditures	29,346	24,241	15,976
Corporate and Eliminations
Net sales:
Operating cost and expenses	6,200	6,705	7,929
Operating profit	(92,481)	(105,736)	(101,368)
Total assets	3,239,909	2,622,480	2,574,900
Depreciation and amortization	83,338	89,987	84,966
Capital expenditures	81,280	106,733	107,956
Operating Segments
Net sales:
Net sales	3,401,487	3,800,271	3,727,252
Operating Segments | Office Business Unit
Net sales:
Net sales	1,807,819	2,110,816	2,078,732
Operating Segments | Imaging System Business Unit
Net sales:
Net sales	1,095,289	1,263,835	1,343,194
Operating Segments | Industry and Others Business Unit
Net sales:
Net sales	584,660	524,651	398,765
Operating Segments | Corporate and Eliminations
Net sales:
Net sales	(86,281)	(99,031)	(93,439)
Intersegment Eliminations | Office Business Unit
Net sales:
Net sales	(2,957)	(2,570)	(2,944)
Intersegment Eliminations | Imaging System Business Unit
Net sales:
Net sales	(998)	(1,168)	(693)
Intersegment Eliminations | Industry and Others Business Unit
Net sales:
Net sales	(82,326)	(95,293)	(89,802)
Intersegment Eliminations | Corporate and Eliminations
Net sales:
Net sales	¥ 86,281	¥ 99,031	¥ 93,439